Stock-Based Awards (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following summarizes stock option activity during the years ended December 31, 2021, 2020 and 2019:

	Options Issued Under Plan (in thousands)	Nonemployee Options (in thousands)	Total Options (in thousands)	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2018	3,947	68	4,015	$2.81	8.84	$22,106
Retroactive conversion of shares due to Business Combination	25,786	446	26,232	(2.44)

Outstanding as of December 31, 2018, as converted	29,733	514	30,247	0.37	8.84	22,106
Granted	3,337	38	3,375	1.24
Exercised	(576)	—	(576)	0.29
Forfeited	(9,377)	—	(9,377)	0.25

Outstanding as of December 31, 2019	23,117	552	23,669	0.55	7.71	16,275
Granted	4,294	964	5,258	1.22
Exercised	—	—	—	—
Forfeited	(1,336)	—	(1,336)	0.54

Outstanding as of December 31, 2020	26,075	1,516	27,591	0.68	7.40	14,619
Granted	1,559	—	1,559	1.22
Exercised	(1,947)	(543)	(2,490)	0.36
Forfeited	(526)	(558)	(1,084)	0.85

Outstanding as of December 31, 2021	25,161	415	25,576	0.73	6.82	137,170

Exercisable as of December 31, 2021			19,065	0.62	6.31	86,526

Vested and expected to vest as of December 31, 2021			25,576	0.73	6.82	137,170

Schedule Of assumptions used in the Black-Scholes Model for options granted

2021 Range
Expected term (in years)	5.97 - 6.10
Risk-free interest rate	0.64% - 0.67%
Expected volatility	52.5% - 52.7%
Dividend yield	—
Fair value on grant date	$4.49 - $4.55

Summary of Restricted Stock Activity
The following summarizes RSU award activity during the year ended December 31, 2021:

	Number of RSUs (in thousands)	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	203	7.88
Vested and settled	—	—
Forfeited	—	—

Outstanding as of December 31, 2021	203	7.88